DEPOSIT FOR NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-refundable deposit	$ 58,722	$ 240,712
Buildings [Member]
Non-refundable deposit	55,364	239,827
Others [Member]
Non-refundable deposit	$ 3,358	$ 885